Taxation - Summary of Reconciliation of Current Tax Credit at Standard Rate of UK Corporation Tax to Current Tax Credit (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
U.K. corporation tax rate	25.00%	19.00%	19.00%	19.00%